Summary of Significant Accounting Policies (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following table summarizes the period ending cash and cash equivalents from the Company's Condensed Consolidated Balance Sheets and the total cash, cash equivalents, and restricted cash as presented on the Condensed Consolidated Statements of Cash Flows (in thousands):

	Nine Months Ended September 30,
	2021	2020
Cash and cash equivalents	$243,448	$10,219
Customer funds	19,288	22,654
Restricted cash (1)	2,596	3,276
Total cash, cash equivalents, and restricted cash	$265,332	$36,149

(1)
Restricted cash consists of collateral for letters of credit required for leased office space. At September 30, 2021 restricted cash is included in other assets in the Condensed Consolidated Balance Sheets. At December 31, 2020 restricted cash is included in other current assets in the Condensed Consolidated Balance Sheets. The short-term or long-term classification is determined in accordance with the expiration of the underlying letters of credit.

Schedule of Restricted Cash and Cash Equivalents
The following table summarizes the period ending cash and cash equivalents from the Company's Condensed Consolidated Balance Sheets and the total cash, cash equivalents, and restricted cash as presented on the Condensed Consolidated Statements of Cash Flows (in thousands):

	Nine Months Ended September 30,
	2021	2020
Cash and cash equivalents	$243,448	$10,219
Customer funds	19,288	22,654
Restricted cash (1)	2,596	3,276
Total cash, cash equivalents, and restricted cash	$265,332	$36,149

(1)
Restricted cash consists of collateral for letters of credit required for leased office space. At September 30, 2021 restricted cash is included in other assets in the Condensed Consolidated Balance Sheets. At December 31, 2020 restricted cash is included in other current assets in the Condensed Consolidated Balance Sheets. The short-term or long-term classification is determined in accordance with the expiration of the underlying letters of credit.

Schedule of Change in Previously Reported Line Items in the Statements of Cash Flows
The following table presents the effect of the change in presentation to the previously reported line items for the nine months ended September 30, 2020:

	Nine Months Ended September 30, 2020
	As Previously Reported	Adjustment	Revised
Cash flows from financing activities:
Change in customer funds payable	$—	$1,528	$1,528
Net cash provided by financing activities	14,306	1,528	15,834
Net increase in cash, cash equivalents, and restricted cash	8,759	1,528	10,287
Cash, cash equivalents, and restricted cash, beginning of period	4,736	21,126	25,862
Cash, cash equivalents, and restricted cash, end of period	$13,495	$22,654	$36,149

The following tables present the effect of the change in presentation to the previously reported line items in the Statements of Cash Flows for each period indicated:

	Year Ended December 31, 2020			Year Ended December 31, 2019			Year Ended December 31, 2018
	As Previously			As Previously			As Previously
	Reported	Adjustment	Revised	Reported	Adjustment	Revised	Reported	Adjustment	Revised
Cash flows from financing activities:
Change in customer funds payable	$—	$(202)	$(202)	$—	$3,505	$3,505	$—	$2,854	$2,854
Net cash provided by financing activities	15,156	(202)	14,954	19,268	3,505	22,773	(1,143)	2,854	1,711
Net increase in cash, cash equivalents, and restricted cash	13,183	(202)	12,981	1,341	3,505	4,846	(31,646)	2,854	(28,792)
Cash, cash equivalents, and restricted cash, beginning of period	4,736	21,126	25,862	3,395	17,621	21,016	35,041	14,767	49,808
Cash, cash equivalents, and restricted cash, end of period	$17,919	$20,924	$38,843	$4,736	$21,126	$25,862	$3,395	$17,621	$21,016